Related Party Transactions - Schedule of Made and Collection of Loan from Related Parties (Details)	6 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Related Party Transaction [Line Items]
Advance of loan to related parties	¥ (566,283)	$ (80,977)
Collection of loan to related parties	470,000	$ 67,209
Shanghai GBG [Member]
Related Party Transaction [Line Items]
Advance of loan to related parties	(66,200)
Collection of loan to related parties	470,000
Botao Ma [Member]
Related Party Transaction [Line Items]
Advance of loan to related parties	(250,083)
Collection of loan to related parties
Minghua Li [Member]
Related Party Transaction [Line Items]
Advance of loan to related parties	(250,000)
Collection of loan to related parties